OTHER RECEIVABLES - Disclosure of Other Receivables (Details) - CAD ($)	May 31, 2026	May 31, 2025
Other Receivables [Abstract]
HST/VAT receivable	$ 175,766	$ 122,249
Due from related party	77,610	77,353
Services receivable	0	104,765
Other	0	57
Total	$ 253,376	$ 304,424